Current Accounts and Other Demand Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Current Accounts and Other Demand Deposits
Schedule of current accounts and other demand deposits

	2017	2018
	MCh$	MCh$
Current accounts	7,200,050	7,725,465
Other demand deposits	1,081,223	1,143,414
Other deposits and accounts	634,433	715,609
Total	8,915,706	9,584,488